Note 19 - Financial Instruments - Assets and Liabilities (Details) - Dec. 31, 2017	USD ($)	MXN ($)
Statement Line Items [Line Items]
Financial assets	$ 3,582,298	$ 97,264
Financial liabilities	183,904	194,083
Net assets	3,398,394	(96,819)
Financial liabilities at amortised cost, category [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Financial liabilities	183,904	194,083
Loans and receivables, category [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial assets	3,578,279	97,264
Loans and receivables, category [member] | Trade receivables [member]
Statement Line Items [Line Items]
Financial assets	$ 4,019